Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 369,041	$ 329,406	$ 256,597
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	258,264	248,018	205,351
Share-based compensation	41,549	30,790	28,933
Provisions for cardholder losses	41,264	38,381	11,912
Dividends received from equity investments	12,097	9,189	8,595
Charges for transaction processing provisions	6,976	9,468	7,458
Provisions for bad debt expenses, billing adjustments and merchant losses	4,495	2,823	2,000
Amortization of debt issuance costs	1,841	1,817	7,269
Amortization of bond discount	397	383	225
Loss on foreign currency	388	999	1,027
Gain on disposals of equipment, net	(397)	(293)	(79)
Gain on disposal of subsidiaries	(3,568)	(86,961)
Changes in value of private equity investments	(4,038)	(793)	(966)
Deferred income tax (benefit) expense	(4,083)	(8,963)	26,945
Equity in income of equity investments	(22,106)	(17,583)	(13,047)
Excess tax benefit from share-based payment arrangements	(24,357)	(7,185)	(3,528)
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(39,218)	(33,406)	(8,667)
Prepaid expenses, other current assets and other long-term assets	(8,498)	(10,525)	(571)
Accounts payable	(3,987)	8,765	(52,042)
Accrued salaries and employee benefits	29,168	414	(403)
Other current liabilities and other long-term liabilities	(55,034)	45,457	(24,611)
Net cash provided by operating activities	600,194	560,201	452,398
Cash flows from investing activities:
Additions to contract acquisition costs	(58,728)	(88,871)	(55,965)
Purchases of property and equipment	(54,640)	(75,913)	(40,598)
Additions to licensed computer software from vendors	(50,729)	(29,638)	(63,635)
Additions to internally developed computer software	(39,219)	(41,501)	(33,600)
Purchases of private equity investments	(3,525)	(3,291)	(1,378)
Cash used in acquisitions, net of cash acquired	(750)	(38,584)	(1,314,660)
Proceeds from insurance recovery for loss on disposal		6,212
Proceeds from sale of private equity investment	1,839
Proceeds from dispositions, net of expenses paid and cash disposed	3,568	44,979
Net cash used in investing activities	(202,184)	(226,607)	(1,509,836)
Cash flows from financing activities:
Repurchases of common stock under plans and tax withholding	(242,235)	(170,516)	(103,857)
Dividends paid on common stock	(73,677)	(74,796)	(56,510)
Principal payments on long-term borrowings and capital lease obligations	(54,719)	(69,939)	(166,805)
Subsidiary dividends paid to noncontrolling shareholders	(5,028)	(7,172)	(7,321)
Purchase of noncontrolling interests		(37,500)
Debt issuance costs			(13,573)
Proceeds from long-term borrowings	1,912	1,396	1,395,661
Excess tax benefit from share-based payment arrangements	24,357	7,185	3,528
Proceeds from exercise of stock options	58,636	34,869	40,691
Net cash (used in) provided by financing activities	(290,754)	(316,473)	1,091,814
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(7,111)	(6,168)	(3,758)
Net increase (decrease) in cash and cash equivalents	100,145	10,953	30,618
Cash and cash equivalents at beginning of period	289,183	278,230	247,612
Cash and cash equivalents at end of period	389,328	289,183	278,230
Less cash and cash equivalents of discontinued operations at end of period			(30,530)
Cash and cash equivalents	389,328	289,183	247,700
Supplemental cash flow information:
Interest paid	40,425	40,969	23,157
Income taxes paid, net	$ 171,455	$ 135,770	$ 80,033